MANAGER AND FOUNDER
    AQUILA MANAGEMENT CORPORATION
    380 Madison Avenue, Suite 2300
    New York, New York 10017

INVESTMENT SUB-ADVISER
    BANC ONE INVESTMENT
      ADVISORS CORPORATION
    1111 Polaris Parkway
    Columbus, Ohio 43240

BOARD OF TRUSTEES
    Lacy B. Herrmann, Chairman
    Thomas A. Christopher
    Douglas Dean
    Diana P. Herrmann
    Carroll F. Knicely
    Theodore T. Mason
    Anne J. Mills
    William J. Nightingale
    James R. Ramsey

OFFICERS
    Lacy B. Herrmann, President
    Charles E. Childs, III, Senior Vice President
    Diana P. Herrmann, Senior Vice President
    John M. Herndon, Vice President
    Jerry G. McGrew, Vice President
    Rose F. Marotta, Chief Financial Officer
    Joseph P. DiMaggio, Treasurer
    Edward M.W. Hines, Secretary

DISTRIBUTOR
    AQUILA DISTRIBUTORS, INC.
    380 Madison Avenue, Suite 2300
    New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
    PFPC INC.
    400 Bellevue Parkway
    Wilmington, DE 19809

CUSTODIAN
    BANK ONE TRUST COMPANY, N.A.
    100 East Broad Street
    Columbus, Ohio 43271

INDEPENDENT AUDITORS
    KPMG LLP
    757 Third Avenue
    New York, New York 10017

Further information is contained in the Prospectus which must precede or accompany this report.



SEMI-ANNUAL
REPORT

MARCH 31, 2001



CHURCHILL CASH RESERVES TRUST






CHURCHILL CASH RESERVES TRUST
                      STATEMENT OF ASSETS AND LIABILITIES
                               MARCH 31, 2001 (unaudited)
ASSETS
Cash                                                     $24,746
    Total assets                                          24,746

LIABILITIES										                                              Management fee payable                                    13,732
Dividends payable                                            519
Accrued expenses	                                         9,494
   Total liabilities                                      23,745

NET ASSETS (equivalent to $1.00 per share on
    1,001 shares outstanding)                             $1,001

Net Assets consist of:
Capital Stock - Authorized an unlimited number of shares,
    par value $.01 per share                               $  10
Additional paid-in capital                                   991
                                                         $ 1,001


                See accompanying notes to financial statements.


                         CHURCHILL CASH RESERVES TRUST
                            STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED MARCH 31, 2001 (unaudited)


INVESTMENT INCOME:
    Interest Income                                             $1,298,845

Expenses:
Management fee (note 2)                                             99,958
        Trustees' fees and expenses                                 15,501
    Legal                                                           14,885
    Audit and accounting fees                                        4,000
    Transfer and shareholder servicing agent fees                    3,009

    Custodian fees                                                   3,106
    Registration fees and dues                                       3,470
                                                                   143,929
    Management fee waived (note 2)                                 (21,358)
    Expenses paid indirectly (note 4)                               (2,521)
        Net expenses                                    120,050

            Net investment income                                1,178,795

Net realized gain from securities transactions                       -

Net increase in net assets resulting from operations           $ 1,178,795


                See accompanying notes to financial statements.

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

CHURCHILL CASH RESERVES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
						(unaudited)
                            SIX MONTHS ENDED MARCH 31,
                                                                                         2001              2000


FROM INVESTMENT ACTIVITIES:
Net investment income                          $    1,178,795     $  4,115,458
Dividends to shareholders from
net investment income ($0.0469
and $0.0191 per share, respectively)               (1,189,762)      (4,115,458)
Net realized gain from securities transactions             -             1,906
Change in net assets derived from investment
Activities                                           (10,967)            1,906

FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold                         36,989,930       140,789,242
Reinvested dividends                                 233,228                52
Cost of shares redeemed                         (106,354,078)     (148,004,235)

Change in net assets from
    capital share transactions                   (69,130,920)       (7,214,941)

Change in net assets                             (69,141,887)       (7,213,035)

NET ASSETS:

Beginning of period                               69,142,888        76,355,923

End of period                                  $       1,001    $   69,142,888


                See accompanying notes to financial statements.


                         CHURCHILL CASH RESERVES TRUST
                         NOTES TO FINANCIAL STATEMENTS
					  (unaudited)

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Churchill Cash Reserves Trust (the "Trust"), a diversified, open-end investment company, was organized on January 4, 1985, as a Massachusetts business trust and is authorized to issue an unlimited number of shares. The Trust commenced operations on July 9, 1985. The Fund ceased operations on January 25,2001 inasmuch as all shares outstanding, except for 1,001 shares owned by Aquila Management Corporation, had been redeemed by shareholders. Although the Fund is not Conducting a public offering of its shares, it will continue to exist as a Massachusetts Business trust and maintain its registration as an investment company.


     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

a) PORTFOLIO VALUATION: The Trust's portfolio securities are valued by the amortized cost method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), which, after considering accrued interest thereon, approximates market. Under this method, a portfolio security is valued at cost adjusted for amortization of premiums and accretion of discounts. Amortization of premiums and accretion of discounts are included in interest income.

b)   SECURITIES   TRANSACTIONS  AND  RELATED   INVESTMENT INCOME:
Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premiums and accretion of discounts as discussed in the preceding paragraph.


c) FEDERAL INCOME TAXES: It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.


d) REPURCHASE AGREEMENTS: It is the Trust's policy to monitor closely the creditworthiness of all firms with which it enters into repurchase agreements, and to take possession of, or otherwise
perfect its security interest in,  securities   purchased  under
agreements  to  resell.   The securities purchased under agreements to
resell are marked to market every business day in order to compare the value of the collateral to the amount of the "loan" (repurchase agreements being defined as "loans" in the 1940 Act), including the accrued interest earned thereon. If the value of the collateral is less than 102% of the loan plus the accrued interest thereon, additional collateral is required from the borrower.


e) USE OF ESTIMATES: The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


2.  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     Aquila  Management  Corporation  (the  "Manager"),  the Trust's
founder and sponsor,   serves  as  the  Manager   for  the  Trust  under
an Advisory and Administration Agreement with the Trust. The portfolio management of the Trust has been delegated to a Sub-Adviser as described below. Under the Advisory and Administration Agreement, the Manager provides all administrative services to the Trust, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Trust and all related services as well as overseeing the activities of the Sub-Adviser and all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Trust's accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50 of 1% on the Trust's net assets.

     Banc One Investment Advisors Corporation (the "Sub-Adviser") serves as the Investment Sub-Adviser for the Trust under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Trust, the investment program of the Trust and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Trust's portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.33 of 1% on the Trust's net assets.

     Under  a   Distribution   Agreement,   Aquila   Distributors,   Inc.
(the "Distributor") serves as the exclusive  distributor of the Trust's shares. No compensation or fees are paid by the Trust to the Distributor for such share distribution.

*
3.  DISTRIBUTIONS

     The Trust declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option.


4.  EXPENSES

     The Trust has negotiated an expense offset arrangement with its custodian, Bank One Trust Company, N.A., an affiliate of the Sub-Adviser, wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Trust to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.




                         CHURCHILL CASH RESERVES TRUST
                              FINANCIAL HIGHLIGHTS (unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                  SIX
				MONTHS
 					ENDED
                           MARCH 31, 2001           YEAR ENDED SEPTEMBER 30,
    (unaudited)      2000        1999        1998        1997      1996
Net Asset Value,
 Beginning of Period         $1.0000      $1.0000     $1.0000     $1.0000      $1.0000     $1.0000

Income from Investment
 Operations:
Net investment income         0.0191       0.0561      0.0469      0.0513       0.0499      0.0500

Total from Investment
 Operations                   0.0191       0.0561      0.0469      0.0513       0.0499      0.0500

Less Distributions:
Dividends from net
 investment income           (0.0191)     (0.0561)    (0.0469)    (0.0513)     (0.0499)    (0.0500)

Total Distributions          (0.0191)     (0.0561)    (0.0469)    (0.0513)     (0.0499)    (0.0500)

Net Asset Value,
 End of Period               $1.0000      $1.0000     $1.0000     $1.0000      $1.0000     $1.0000

Total Return (%)                1.92+        5.75        4.79        5.25         5.11        5.12

Ratios/Supplemental Data
Net Assets, End of
 Period ($ thousands)              1       69,143      76,356     103,866      125,392     120,939
Ratio of Expenses to
 Average Net Assets (%)        0.60*         0.60        0.60        0.60         0.60        0.56
Ratio of Net Investment
 Income to Average Net
 Assets (%)                    5.89*         5.58        4.70        5.13         4.99        5.02

The expense and net investment income ratios without the effect of the Manager's voluntary waiver of a portion of fees were:

Ratio of Expenses to
 Average Net Assets (%)        0.71*         0.69        0.66        0.63         0.66        0.63
Ratio of Net Investment
 Income to Average Net
 Assets (%)                    5.79*         5.49        4.65        5.10         4.93        4.94

+ Not annulized
* Annualized





Note:  Banc One Investment Advisors Corporation served as the Trust's Investment
       Adviser   until   June  5,  1998,  when,   pursuant   to  new  management
       arrangements, it was appointed as the Trust's Investment Sub-Adviser.

                See accompanying notes to financial statements.
